DERIVATIVES (Tables)	12 Months Ended
Dec. 31, 2017
DERIVATIVES [Abstract]
Designated Derivative Assets
As of December 31, 2017, the Company had the following designated derivative instruments classified as derivative assets on the balance sheet (dollars in thousands):

Type	Quantity	Maturity Dates	Hedge Interest Rates	Swap Contract Notional Amount	Credit Risk Adjusted Fair Market Value	Gain Recognized in Accumulated Comprehensive Loss	Loss Recognized into Earnings
Interest rate swap contracts	9	11/14/2018-1/11/23	0.90% - 4.30%	$175,552	$2,625	$2,090	$(16)
Accrued interest				—	18	—	—
Total – designated derivative assets	9			$175,552	$2,643	$2,090	$(16)

Designated Derivative Liabilities
As of December 31, 2017, the Company had the following designated derivative instruments classified as derivative liabilities on the balance sheet (dollars in thousands):

Type	Quantity	Maturity Dates	Hedge Interest Rates	Swap Contract Notional Amount	Credit Risk Adjusted Fair Market Value	Loss Recognized in Accumulated Comprehensive Loss	Gain Recognized into Earnings
Interest rate swap contracts	7	3/14/18-9/27/25	1.98% - 6.22%	$206,447	$(2,735)	$(2,393)	$4
Accrued interest				—	(113)	—	—
Total – designated derivative liabilities	7			$206,447	$(2,848)	$(2,393)	$4

Dedesignated Derivative Liabilities
As of December 31, 2017, the Company had the following dedesignated derivative instruments classified as derivative liabilities on the balance sheet (dollars in thousands):

Type	Quantity	Maturity Dates	Hedge Interest Rates	Swap Contract Notional Amount	Credit Risk Adjusted Fair Market Value	Gain Recognized into Earnings
Interest rate swap contracts	4	2/9/2018-2/9/2019	1.69% - 3.47%	$318,747	$(4,312)	$204
Accrued interest				—	(184)	—
Total – dedesignated derivative liabilities	4			$318,747	$(4,496)	$204